Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 07, 2014
Defined Benefit Plan Disclosure [Line Items]
Discount Rate Description	Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 6% of the participant's annual compensation.
Aptiv Solutions
Defined Benefit Plan Disclosure [Line Items]
Percentage of common stock acquired				100.00%
Defined Benefit Plan Contributions
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of annual compensation	6.00%
Plan participants' contributions	$ 21,874	$ 22,582	$ 20,293
Defined Contribution Pension Plan 401(k)
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of annual compensation	6.00%
Plan participants' contributions	$ 12,802	10,514	$ 9,816
Participant's contributions percentage	50.00%
Foreign Postretirement Benefit Plan | UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Plan participants' contributions	$ 26	$ 44
Expected rate of return on plan assets	2.70%	6.10%	5.70%
Expected long term rate of return on bonds Description	Applying the above expected long term rates of return to the asset distribution at December 31, 2015, gives rise to an expected overall rate of return of scheme assets of approximately 3.0% per annum.
Contribution to pension fund in the year ending December 31, 2016	$ 100
Expected benefit cash flow description	The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.
Retirement period used as a basis to estimate expected cash flows	10 years
Net gain for the defined benefit pension plan
Prior service cost for the defined benefit pension plan
Foreign Postretirement Benefit Plan | UNITED KINGDOM | iboxx Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Basis point increase in benefits obligation discount rate	0.30%
Defined benefit plan bond maturity period	15 years
Foreign Postretirement Benefit Plan | UNITED KINGDOM | Legal and General over 15 year Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Expected long term rate of return on bonds Description	The long-term expected return on corporate bonds and gilts (fixed interest and index linked) is determined by reference to bond yields and gilt yields at the balance sheet date.
Foreign Postretirement Benefit Plan | UNITED KINGDOM | Bonds
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	3.00%
Percentage of investments	70.00%
Foreign Postretirement Benefit Plan | UNITED KINGDOM | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	4.00%
Percentage of investments	30.00%
Foreign Postretirement Benefit Plan | SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Plan participants' contributions	$ 216
Expected rate of return on plan assets	1.35%
Foreign Pension Plan | SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Contribution to pension fund in the year ending December 31, 2016	$ 200